Other Liabilities	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Other Liabilities	Other Liabilities

		December 31, 2023	December 31, 2022
	Note	$	$
Cash-settled share-based compensation	22	95.5	60.4
Other		15.1	16.3
		110.6	76.7
Less current portion		55.0	36.0
Long-term portion		55.6	40.7